MARKETABLE SECURITIES (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Interest income	$ 5,121	$ 44,409	$ 34,379
Dividend income	45,669	48,072	81,221
Gain (loss) on sale of marketable securities	(18,606)	10,603	(43,880)
Total	$ 32,184	$ 103,084	$ 71,720